Shareholders' Equity - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Feb. 23, 2015
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock reserved for issuance under stock-based plans	3,934,000
Common stock remaining under repurchase authorization	5,041,900
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.01	$ 0.01
Percentage ownership by person or group making rights exercisable	15.00%
Rights exercisable price, per share	$ 315
Rights redemption price, per right	$ 0.001
Class B Preferred Stock
Class of Stock [Line Items]
Preferred stock reserved for issuance under stock-based plans	200,000
Subsequent Event
Class of Stock [Line Items]
Stock repurchase program, shares authorized to be repurchased			20,000,000